UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment [ ]; Amendment Number:  _______
      This Amendment (Check only one):          [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Shenkman Capital Management, Inc.
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Address:         461 Fifth Avenue, 22nd Floor
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                 New York, New York 10017
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Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank X. Whitley
                  ------------------------
Title:            Executive Vice President
                  ------------------------
Phone:            212-867-9090
                  ------------------------

Signature, Place, and Date of Signing:

     /s/ Frank X. Whitley            New York, New York        November 12, 2004
     --------------------            ------------------        -----------------
         [Signature]                    [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  31
                                         ------------

Form 13F Information Table Value Total:  248,715
                                         ------------
                                         (thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.

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
SHENKMAN CAPITAL MANAGEMENT, INC.                13F SECURITIES HOLDINGS                                  AS OF 9/30/04
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                                                         Value      SHRS OR    SH/  PUT/  Investment   Other
   Name of Issuer       Title of Class      Cusip       (x$1000)    PRN AMT    PRN  CALL  Discretion  Managers    Voting Authority
   --------------       --------------      -----       --------    -------    ---  ----  ----------  ---------------------------
                                                                                                               Sole     Shares  None
                                                                                                               ----     ------  ----
ALLIANT TECHSYSTEMS INC   NOTE 2.750% 2/1    018804AH7     6,944     6,750,000  PRN       Sole                 6,750,000

ALLIED WASTE INDS INC     SDCV 4.250% 4/1    019589AD2     1,348     1,525,000  PRN       Sole                 1,525,000

AT&T WIRELESS SVCS INC    COM                00209A106     1,966       133,000  SH        Sole                   133,000

AVNET INC                 DBCV 2.000% 3/1    053807AL7     6,593     7,000,000  PRN       Sole                 7,000,000

BEST BUY INC              SDCV 2.250% 1/1    086516AF8    15,061    14,125,000  PRN       Sole                14,125,000

CHESAPEAKE ENERGY CORP    PFD CONV 5%        165167800       247         2,135  PRN       Sole                     2,135

CITADEL BROADCASTING      NOTE 1.875% 2/1    17285TAB2     8,010     9,500,000  PRN       Sole                 9,500,000
CORP

CONSOL ENERGY INC         COM                20854P109       761        21,800  SH        Sole                    21,800

CONSTELLATION BRANDS      CL A               21036P108     1,903        50,000  SH        Sole                    50,000
INC

DISNEY WALT CO            NOTE 2.125% 4/1    254687AU0    15,669    15,250,000  PRN       Sole                15,250,000

ECHOSTAR COMMUNICATIONS   NOTE 5.750% 5/1    278762AG4    37,944    37,200,000  PRN       Sole                37,200,000
NEW

ECHOSTAR COMMUNICATIONS   CL A               278762109     1,774        57,000  SH        Sole                    57,000
NEW

EMMIS COMMUNICATIONS      PFD CV SER A       291525202     6,172       147,300  PRN       Sole                   147,300
CORP

FELCOR LODGING TR INC     PFD CV A $1.95     31430F200       213         8,800  PRN       Sole                     8,800

GREY WOLF INC             NOTE 3.750% 5/0    397888AD0    18,346    18,200,000  PRN       Sole                18,200,000

GREY WOLF INC             COM                397888108     2,575       526,600  SH        Sole                   526,600

HILTON HOTELS CORP        NOTE 3.375% 4/1    432848AZ2     6,776     6,150,000  PRN       Sole                 6,150,000

LUCENT TECHNOLOGIES       SDCV 8.000% 8/0    549463AK3     2,163     2,000,000  PRN       Sole                 2,000,000
INC

MEDIACOM COMMUNICATIONS   NOTE 5.250% 7/0    58446KAA3    25,659    26,250,000  PRN       Sole                26,250,000
CORP

NEXTEL COMMUNICATIONS     NOTE 5.250% 1/1    65332VAY9    10,099    10,150,000  PRN       Sole                10,150,000
INC

NEXTEL COMMUNICATIONS     CL A               65332V103     1,788        75,000  SH        Sole                    75,000
INC

PRIDE INTL INC DEL        NOTE 3.250% 5/0    74153QAD4    17,077    15,650,000  PRN       Sole                15,650,000

PROVINCE HEALTHCARE CO    NOTE 4.250% 10/1   743977AE0    11,861    11,700,000  PRN       Sole                11,700,000

RITE AID CORP             NOTE 4.750% 12/0   767754BA1     4,000     4,000,000  PRN       Sole                 4,000,000

ROPER INDS INC NEW        NOTE 1.481% 1/1    776696AA4     5,111    11,050,000  PRN       Sole                11,050,000

SINCLAIR BROADCASTING     NOTE 4.875% 7/1    829226AU3     5,985     6,650,000  PRN       Sole                 6,650,000
GROUP INC

SINCLAIR BROADCASTING     PFD CV EXCH D      829226505     5,156       126,525  PRN       Sole                   126,525
GROUP INC

SINCLAIR BROADCASTING     CL A               829226109       373        51,100  SH        Sole                    51,100
GROUP INC

SMURFIT-STONE CONTAINER   PFD CV EX A 7%     832727200     8,581       344,636  PRN       Sole                   344,636
CORP

STARWOOD HOTELS &         NOTE 3.500% 5/1    85590AAJ3    17,422    16,000,000  PRN       Sole                16,000,000
RESORTS WRLD

SUPERVALU INC             NOTE 11/0          868536AP8     1,138     3,500,000  PRN       Sole                 3,500,000


                             TOTAL (x$1,000)             248,715
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